200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

KENNETH R. EARLEY kenneth.earley@dechert.com +1 617 728 7139 Direct +1 617 275 8374 Fax

May 4, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4041

Re:	Forward Funds (the “Registrant”)

File Nos. 033-48940; 811-06722

Post-Effective Amendment Nos. 70 and 70 to the Registration Statement on

Form N-1A (“PEA 70”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the Registrant that the forms of the following Prospectuses and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act do not differ from the forms of Prospectuses and Statement of Additional Information, each dated May 1, 2010 and included in PEA 70:

(i)	the Prospectus with respect to Class A, Class B, Class C and Class M shares of certain series of the Registrant;

(ii)	the Prospectus with respect to Investor Class and Institutional Class shares of certain series of the Registrant;

(iii)	the Prospectus with respect to Class Z shares of certain series of the Registrant; and

(iv)	the Statement of Additional Information with respect to all series of the Registrant.

We hereby further certify on behalf of the Registrant that the text of PEA 70 was filed electronically with the Securities and Exchange Commission on April 30, 2010.

No fees are required in connection with this filing. Please feel free to contact the undersigned at 617.728.7139 should you have any questions regarding this filing.

Sincerely,

/s/ Kenneth R. Earley
Kenneth R. Earley Associate

cc:	Judith M. Rosenberg, Chief Compliance Officer and Chief Legal Officer, Forward Funds

Douglas P. Dick, Partner, Dechert LLP

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